Debt (Long-Term Debt) (Detail) - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 37,532	$ 40,849
Long-term debt and capital lease obligations, including current maturities	1,117,512	974,264
Less current installments	(3,563)	(3,439)
Long-term debt, less current installments	1,113,949	970,825
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	530,250	383,750
3.88% notes [Member]
Debt [Line Items]
Senior notes	299,796	299,766
2.60% notes [Member]
Debt [Line Items]
Senior notes	$ 249,934	$ 249,899